Accrued Loss Reserves (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Schedule Of Accrued Liabilities [Line Items]
Accrued losses	$ 19,899	$ 22,132
Accrued Loss Reserves - Noncurrent	37,554	37,106
Accrued product liability reserves
Schedule Of Accrued Liabilities [Line Items]
Accrued losses	11,739	12,900
Accrued Loss Reserves - Noncurrent	29,942	29,902
Accrued warranty reserves
Schedule Of Accrued Liabilities [Line Items]
Accrued losses	7,013	8,088
Accrued Loss Reserves - Noncurrent	3,401	3,633
Accrued environmental reserves
Schedule Of Accrued Liabilities [Line Items]
Accrued losses	1,147	1,144
Accrued Loss Reserves - Noncurrent	$ 4,211	$ 3,571